JPMorgan Small Cap Growth Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/PGSGX; C/OSGCX; I/OGGFX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.